TAXES (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Income tax payable	$ 435,517	$ 257,125
Value added tax payable	39,208	144,108
Other taxes payable	1,308	3,220
Total taxes payable	$ 476,033	$ 404,453